CONVERTIBLE REDEEMABLE PREFERRED SHARES - IPO Adjustment Events (Details)	12 Months Ended
Dec. 31, 2019
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of business days from the completion of the IPO	30 days
Within 12 months
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Conversion price (as a percent)	130.00%
Term of Adjusted Conversion Price I	12 months
Within 24 months
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Conversion price (as a percent)	150.00%
Term of Adjusted Conversion Price II	24 months
36 months after the Closing
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Conversion price (as a percent)	180.00%
Term of Adjusted Conversion Price III	36 months